Accounts receivable and others (Details) - Schedule of recoverable taxes - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Schedule of recoverable taxes [Abstract]
Withholding income tax (IRRF) on financial investments to be offset	R$ 2,237	R$ 3,508
Income tax losses and social contribution carryforwards		3,155
Other recoverable taxes and contributions	164	977
Tax on value added - IVA – (Paraguay)	6,226	1,665
Other recoverable taxes	17
Total current	8,644	9,305
ICMS recoverable	9,378	9,786
ICMS recoverable on property, plant and equipment		83
Non-cumulative PIS and COFINS to be offset	3,934	1,486
IRRF on financial investments to be offset	82	454
INSS recoverable	21
Tax on value added - IVA – (Paraguay)	8,461	8,465
Total noncurrent	R$ 21,876	R$ 20,274